Exceptional items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unusual Or Infrequent Item1 [Line Items]
Expenses From Supply Chain Reconfiguration, Restructuring Activities	€ 0.0	€ (12.5)	€ (3.6)
Findus Group integration costs	0.0	0.0	3.5
Findus Switzerland integration costs	6.2	0.3	0.0
Brexit costs	5.3	1.6	1.6
Business Transformation Program	18.8	2.3	0.0
Information Technology Transformation Program	4.2	0.0	0.0
Goodfella's Pizza and Aunt Bessie's Integration Related Costs	0.0	4.0	12.5
Factory Optimization	4.9	10.0	5.7
Settlement of legacy matters	(2.6)	(2.9)	(9.2)
Remeasurement of indemnification assets	5.0	17.8	44.0
Adjustments For Exceptional Items	45.3	20.6	54.5
Fortenova Group Integration Costs	€ 3.5	€ 0.0	€ 0.0